LONG-TERM LOAN (Textual) (Detail) ¥ in Thousands, $ in Thousands	Mar. 18, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Long-term Debt		$ 45,000		$ 35,750
Debt Instrument, Collateral Amount		$ 12,290	¥ 80,195
Subsequent Event | CTBC Bank Co Ltd
Line of Credit Facility [Line Items]
Aggregate commitment amount	$ 80,000
Loan Facility Agreement [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.70%	3.70%
Amendment Facility Agreement [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		2.00%	2.00%
Amendment Facility Agreement [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.50%	3.50%
Secured Debt | Subsequent Event
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	65,000
Secured Debt | Subsequent Event | CTBC Bank Co Ltd
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	65,000
Revolving Credit Facility | Subsequent Event
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	15,000
Revolving Credit Facility | Subsequent Event | CTBC Bank Co Ltd
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000